Cover	Feb. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As reported in a Current Report on Form 8-K filed by Vinco Ventures, Inc. (the “Company”) on February 16, 2022, the Company completed the acquisition of AdRizer LLC (“AdRizer”) on February 11, 2022. AdRizer constitutes an acquired business pursuant to Regulation S-X Section 210.11-01(d). However, the Company reevaluated the “significance” of the acquired business using the Company’s financial statements for the year ended December 31, 2021, as included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on April 15, 2022. As a result of such reevaluation, the Company has determined that audited financial statements and unaudited combined pro forma financial statements are not required under Regulation S-X. This Form 8-K/A is being filed solely to amend the disclosure set forth in Item 9.01 of the Form 8-K filed on February 16, 2022 to state that the historical financial statements of AdRizer and related combined pro forma financial information are not required to be filed. However, the Company is voluntarily furnishing as Exhibit 99.1 the audited financial statements of AdRizer for the years ended December 31, 2021 and 2020 in this Form 8-K/A.
Document Period End Date	Feb. 11, 2022
Entity File Number	001-38448
Entity Registrant Name	VINCO VENTURES, INC.
Entity Central Index Key	0001717556
Entity Tax Identification Number	82-2199200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6 North Main Street
Entity Address, City or Town	Fairport
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14450
City Area Code	(866)
Local Phone Number	900-0992
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	BBIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	N/A